Note 17 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
17.	Commitments and Contingencies

•
From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of its business, principally personal injury and property casualty claims. Such claims, even if lacking merit, could result in the expenditure of significant financial and managerial resources. The Company is not aware of any such claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

•
As of December 31, 2014, the Company has entered into separate agreements to acquire sixteen LPG carriers which are currently under construction, and are described in Notes 3 and 5. The Company has future outstanding commitments for installment payments for these agreements as follows:

December 31	Amount
2015	145,534,934
2016	75,717,889
2017	135,408,000

356,660,823

•
Future minimum contractual charter revenues, gross of commissions, based on vessels committed to non-cancellable, long-term time and bareboat charter contracts as of December 31, 2014, amount to $90,126,629 during 2015, $47,939,159 during 2016, $29,208,000 during 2017, $20,137,573 during 2018 and $18,960,000 during 2019. These amounts do not include any assumed off-hire. Of these amounts, $9,814,000 for the year ending 2015, $7,412,400 for the year ending 2016 and $2,023,500 for the year ending 2017 relate to time charter agreements with Emihar Petroleum Inc. discussed in Note 3.